Property and Equipment (Details Narrative) (10K) - USD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Jun. 30, 2018	Jun. 30, 2017
Property, Plant and Equipment [Abstract]
Depreciation expenses	$ 1,068	$ 1,128	$ 2,225	$ 2,166